       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON JULY 27, 2007.
                                                            FILE NOS. 333-137892
                                                                       811-03859
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

        Pre-Effective Amendment No.                             [ ]

        Post-Effective Amendment No. 3                          [X]

                                     and/or

                             REGISTRATION STATEMENT
                                     UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

             Amendment No. 4                                    [X]

                        (Check Appropriate Box or Boxes)
                             ---------------------

                           VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                            ("AIG SUNAMERICA LIFE")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (800) 871-2000

                            MALLARY L. REZNIK, ESQ.
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                              1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)


[X] on July 30, 2007 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of AIG SunAmerica Life Assurance Company under variable annuity contracts.

Registrant does not intend for this Post-Effective Amendment No. 3 and Amendment No. 4 to delete from this Registration Statement, any document included in the Registration Statement but not filed herein including any currently effective Prospectus, Statement of Additional Information or supplements thereto.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           VARIABLE SEPARATE ACCOUNT

                              PART A -- PROSPECTUS

Incorporated by reference to the Prospectus as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.


Incorporated by reference to the Prospectuses and Supplements as filed under Form 497 -- Definitive Materials, under the Securities Act of 1933, File Nos. 333-137892 and 811-03859, filed on May 4, 2007, Accession No.
0000950124-07-002690.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
--------------------------------------------------------------------------------

                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2007
                      POLARIS PLATINUM II VARIABLE ANNUITY
    (R3456PRO.7, R3456PRR.6, B3483PRO.7, B3884PRO.4, B4304PRO.1, B4306PRO.1)
                       POLARIS CHOICE III VARIABLE ANNUITY
                      (R4180PRO.2, B4307PRO.1, B4221PRO.2)
            POLARIS PREFERRED SOLUTION VARIABLE ANNUITY (R4142PRO.2)
--------------------------------------------------------------------------------

With respect to the optional MarketLock For Life Plus feature, the age range for determining the Maximum Annual Withdrawal Percentage has changed. The following replaces the tables under the heading "What Determines the Maximum Annual Withdrawal Percentage?" in the "MarketLock For Life Plus" section of the prospectus for contracts issued on or after July 30, 2007:

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

--------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                                                                    WITHDRAWAL
      AGE OF THE COVERED PERSON AT TIME OF FIRST WITHDRAWAL        PERCENTAGE *
--------------------------------------------------------------------------------
              At least age 50 but less than age 60                      4%
--------------------------------------------------------------------------------
              At least age 60 but less than age 76                      5%
--------------------------------------------------------------------------------
                            Ages 76+                                    6%
--------------------------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

--------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                     ANNUAL
         AGE OF THE YOUNGER COVERED PERSON OR SURVIVING            WITHDRAWAL
           COVERED PERSON AT TIME OF FIRST WITHDRAWAL             PERCENTAGE *
--------------------------------------------------------------------------------
              At least age 50 but less than age 60                     4%
--------------------------------------------------------------------------------
              At least age 60 but less than age 76                     5%
--------------------------------------------------------------------------------
                            Ages 76+                                   6%
--------------------------------------------------------------------------------

* The amount of any withdrawal, including any charges applicable to the withdrawal, must be within the Maximum Annual Withdrawal Amount. If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based on this contract) is greater than the Maximum Annual Withdrawal Amount (defined below) in any given year, no portion of the RMD withdrawal will be treated as an excess withdrawal (also defined below). Any portion of a withdrawal that is greater than either the Maximum Annual Withdrawal Amount or the RMD amount (based only on this contract) will be considered an excess withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.


Dated: July 30, 2007


                Please keep this supplement with your Prospectus

                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No.
0000950148-07-000101.

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are incorporated by reference herein, as indicated below, to this Registration Statement:

The following financial statements of Variable Separate Account and consolidated financial statements of AIG SunAmerica Life Assurance Company are incorporated by reference to Form N-4, Post-Effective Amendment No. 2 under the Securities Act of 1933 and Amendment No. 3 under the Investment Company Act of 1940, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No.
0000950148-07-000101:

Variable Separate Account

     -   Report of Independent Registered Public Accounting Firm

     -   Statement of Assets and Liabilities as of December 31, 2006

     -   Schedule of Portfolio Investments as of December 31, 2006

     -   Statement of Operations for the year ended December 31, 2006

     - Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005


     -   Notes to Financial Statements


AIG SunAmerica Life Assurance Company

     -   Report of Independent Registered Public Accounting Firm

     -   Consolidated Balance Sheet as of December 31, 2006 and 2005

     - Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004

     - Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004

     -   Notes to Consolidated Financial Statements

(b) Exhibits


(1)   Resolution Establishing Separate Account.........................  1
(2)   Form of Custody Agreements.......................................  Not Applicable
(3)   (a)  Form of Distribution Contract...............................  1
      (b)  Selling Agreement...........................................  1
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract.....  13
      (b)  Maximum Anniversary Value Optional Death Benefit
           Endorsement.................................................  9
      (c)  Purchase Payment Accumulation Optional Death Benefit
           Endorsement.................................................  9
      (d)  Optional Death Benefit Enhancement Endorsement
           (EstatePlus)................................................  3
      (e)  Guaranteed Minimum Account Value Endorsement................  8
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options.....................................................  9
      (g)  Standard Death Benefit Endorsement..........................  9
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum
           Anniversary Value Endorsement (GMWB for Life)...............  12
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One
           Life/For Two Lives Endorsement (GMWB for Joint Lives).......  12
      (j)  Nursing Home Rider..........................................  13
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement
           (GMWB with Bonus)...........................................  15
(5)   Application for Contract.........................................  3
      (a)  Participant Enrollment Form.................................  3
      (b)  Annuity Application.........................................  3
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation dated
           December 19, 2001...........................................  5
      (b)  Articles of Amendment to the Amended and Restated Articles
           of Incorporation Dated September 30, 2002...................  7
      (c)  Amended and Restated By-Laws dated December 19, 2001........  5
(7)   Reinsurance Contract.............................................  Not Applicable
(8)   Material Contracts
      (a)  Form of Anchor Series Trust Fund Participation Agreement....  1
      (b)  Form of SunAmerica Series Trust Fund Participation
           Agreement...................................................  1
      (c)  Form of American Funds Form of Fund Participation
           Agreement...................................................  6

      (d)  Form of Lord Abbett Form of Fund Participation Agreement....  6
      (e)  Form of Van Kampen Form of Fund Participation Agreement.....  4
      (f)  Form of Nations Annuity Trust Fund Participation
           Agreement...................................................  2
      (g)  Form of BB&T Variable Insurance Fund Participation
           Agreement...................................................  11
      (h)  Form of Principal Variable Contracts Fund Participation
           Agreement...................................................  14
      (i)  Form of American Funds Insurance Series and SunAmerica
           Series Trust Master-Feeder Fund Participation Agreement.....  16
(9)   Opinion and Consent of Counsel of Depositor......................  14
(10)  Consent of Independent Registered Public Accounting Firm.........  Filed Herewith
(11)  Financial Statements Omitted from Item 23........................  Not Applicable
(12)  Initial Capitalization Agreement.................................  Not Applicable
(13)  Other
      (a)  Diagram and Listing of All Persons Directly or Indirectly
           Controlled By or Under Common Control with AIG SunAmerica
           Life Assurance Company the Depositor of Registrant..........  16
      (b)  Power of Attorney -- AIG SunAmerica Life Assurance Company
           Director....................................................  16
      (c)  Support Agreement of American International Group, Inc. ....  10


---------------


1             Incorporated by reference to Initial Registration Statement,
              File Nos. 333-25473 and 811-03859, filed on April 18, 1997,
              Accession No. 0000950148-97-000989.
2 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-55740 and 811-03859, filed on April 26, 2001, Accession No. 0000950148-01-500444.
3 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No.
              0000950148-01-501929.
4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No.
              0000950148-01-502065.
5 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-65118 and 811-03859, filed on April 15, 2002, Accession No. 0000950148-02-001017.
6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No.
              0000898430-02-003844.
7 Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 17, File Nos. 033-86642 and 811-08874, filed on April 7, 2003, Accession No. 0000950148-03-000786.
8 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No.
              0000950148-03-002354.
9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.
10 Incorporated by reference to Post-Effective Amendment No. 19 and Amendment No. 20, File Nos. 333-65118 and 811-03859, filed on August 12, 2005, Accession No.
              0000950129-05-008177.
11 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005, Accession No.
              0000950129-05-009343.
12 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.
13 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006, Accession No.
              0000950124-06-005435.
14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.
15 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 2, File Nos. 333-137892 and 811-03859, filed February 13, 2007, Accession No. 0000950148-07-000038.
16 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

(a) The officers and directors of AIG SunAmerica Life Assurance Company, Depositor, are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME                                                                  POSITION
----                                                                  --------
Jay S. Wintrob                              Director, Chief Executive Officer
Jana W. Greer(1)                            Director and President
Michael J. Akers(2)                         Director and Senior Vice President
N. Scott Gillis(1)                          Director, Senior Vice President and Chief Financial Officer
Christopher J. Swift(3)                     Director
Edwin R. Raquel(1)                          Senior Vice President and Chief Actuary
Christine A. Nixon                          Senior Vice President and Secretary
Stewart R. Polakov(1)                       Senior Vice President and Controller
Mallary L. Reznik                           Senior Vice President and General Counsel
Timothy W. Still(1)                         Senior Vice President
Frank J. Julian(1)                          Vice President and Chief Compliance Officer
Gavin D. Friedman                           Vice President and Deputy General Counsel
Rodney A. Haviland(1)                       Vice President
Stephen Stone(1)                            Vice President
Monica Suryapranata(1)                      Vice President and Variable Annuity Product Controller
Edward T. Texeria(1)                        Vice President
Virginia N. Puzon                           Assistant Secretary

---------------

(1) 21650 Oxnard Street, Woodland Hills, CA 91367

(2) 2929 Allen Parkway, Houston, TX 77019

(3) 70 Pine Street, New York, NY 10270

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 13(a). An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, Accession Number 0000950123-07-003026 filed March 1, 2007.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of July 1, 2007, the number of Polaris Choice III contracts funded by Variable Separate Account was 3,765 of which 2,240 were qualified contracts and 1,525 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AIG SunAmerica Life Assurance Company

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company's Restated Articles of Incorporation, as amended and restated (the "Articles") and Article Five of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent permitted by the laws, including the advance of expenses under the procedures set forth therein. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent. Reference is made to Section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which was filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    AIG SunAmerica Life Assurance Company -- Variable Separate Account
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account One
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Two
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Four
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Five
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Seven
    AIG SunAmerica Life Assurance Company -- Variable Annuity Account Nine First SunAmerica Life Insurance Company -- FS Variable Separate Account First SunAmerica Life Insurance Company -- FS Variable Annuity Account One First SunAmerica Life Insurance Company -- FS Variable Annuity Account Two First SunAmerica Life Insurance Company -- FS Variable Annuity Account Five First SunAmerica Life Insurance Company -- FS Variable Annuity Account Nine AIG Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Focused Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.

(b) Directors, Officers and principal place of business:

    OFFICER/DIRECTORS*    POSITION
    ------------------    --------
    Peter A. Harbeck      Director
    James T. Nichols      Director, President & Chief Executive Officer
    Debbie Potash-Turner  Senior Vice President & Chief Financial Officer
    Frank Curran          Controller
    Joseph D. Neary       Chief Compliance Officer
    John T. Genoy         Vice President
    Mallary L. Reznik**   Vice President
    Kathleen S. Stevens   Manager, Compliance
    Christine A. Nixon**  Secretary
    Virginia N. Puzon**   Assistant Secretary

---------------

 * Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California
   90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

General Representations
-------------------------

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) - (d) of the Rule have been complied with.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

Undertakings of the Registrant
--------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 3 and Amendment No. 4 to be signed on its behalf, in the City of Los Angeles, and State of California, on this 27th day of July, 2007.

                                       VARIABLE SEPARATE ACCOUNT
                                       (Registrant)

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

                                       By: AIG SUNAMERICA LIFE ASSURANCE COMPANY
                                           (Depositor)

                                       By:        /s/ JAY S. WINTROB
                                         ---------------------------------------
                                         JAY S. WINTROB, CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                    SIGNATURE                                           TITLE                               DATE
                    ---------                                           -----                               ----

*JAY S. WINTROB                                           Chief Executive Officer & Director           July 27, 2007
------------------------------------------------            (Principal Executive Officer)
JAY S. WINTROB


*MICHAEL J. AKERS                                          Senior Vice President & Director            July 27, 2007
------------------------------------------------
MICHAEL J. AKERS


*N. SCOTT GILLIS                                                Senior Vice President,                 July 27, 2007
------------------------------------------------          Chief Financial Officer & Director
N. SCOTT GILLIS                                             (Principal Financial Officer)


*JANA W. GREER                                                   President & Director                  July 27, 2007
------------------------------------------------
JANA W. GREER


*CHRISTOPHER J. SWIFT                                                  Director                        July 27, 2007
------------------------------------------------
CHRISTOPHER J. SWIFT


*STEWART R. POLAKOV                                       Senior Vice President & Controller           July 27, 2007
------------------------------------------------            (Principal Accounting Officer)
STEWART R. POLAKOV


/s/ MANDA GHAFERI                                                  Attorney-in-Fact                    July 27, 2007
------------------------------------------------
*MANDA GHAFERI

                                 EXHIBIT INDEX


EXHIBIT NO.                            DESCRIPTION
-----------                            -----------
(10)           Consent of Independent Registered Public Accounting Firm